INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues by Geographic Area) (Details) - Geographic Concentration [Member] - Revenue [Member]		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Percentage		100.00%	100.00%	100.00%
USA [Member]
Segment Reporting Information [Line Items]
Percentage		52.00%	49.00%	44.00%
Japan [Member]
Segment Reporting Information [Line Items]
Percentage		32.00%	36.00%	41.00%
Asia [Member]
Segment Reporting Information [Line Items]
Percentage	[1]	12.00%	12.00%	11.00%
Europe [Member]
Segment Reporting Information [Line Items]
Percentage	[1]	4.00%	3.00%	4.00%

[1]	Represents revenues from individual countries of less than 10% each.